Stock-Based Compensation (Transactions During Fiscal 2014-Stock Options) (Detail) (Employee Stock Option [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 25, 2014
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at June 26, 2013, Number of Options	2,725
Granted, Number of Options	223
Exercised, Number of Options	(1,203)
Forfeited or canceled, Number of Options	(44)
Options outstanding at June 25, 2014, Number of Options	1,701
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding at June 26, 2013, Weighted Average Exercise Price	$ 23.13
Granted, Weighted Average Exercise Price	$ 42.89
Exercised, Weighted Average Exercise Price	$ 24.35
Forfeited or canceled, Weighted Average Exercise Price	$ 25.15
Options outstanding at June 25, 2014, Weighted Average Exercise Price	$ 24.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,113
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 20.58
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	2 years 9 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 44,367
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 33,728